Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	9,000,000	9,000,000
Ordinary shares, shares outstanding	9,000,000	9,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	44,000,000	44,000,000
Ordinary shares, shares issued	3,060,000	3,060,000
Ordinary shares, shares outstanding	3,060,000	3,060,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	5,940,000	5,940,000
Ordinary shares, shares outstanding	5,940,000	5,940,000